PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Sub-total		¥ 292,727			¥ 279,682
Less: accumulated depreciation		(126,794)			(122,219)
Total		165,933		$ 22,618	157,463
Depreciation expenses	¥ 18,481	19,973	¥ 17,103
Net carrying value for building ownership					31,764
Shuyang K-12
Property Plant And Equipment [Line Items]
Depreciation expenses			¥ 600
Buildings
Property Plant And Equipment [Line Items]
Sub-total		128,050			128,282
Capital lease of property
Property Plant And Equipment [Line Items]
Sub-total		12,000
Capital lease of property | Shuyang K-12
Property Plant And Equipment [Line Items]
Sub-total					12,000
Less: accumulated depreciation		(4,950)			(600)
Motor vehicles
Property Plant And Equipment [Line Items]
Sub-total		4,783			4,464
Office and computer equipment
Property Plant And Equipment [Line Items]
Sub-total		67,555			63,685
Leasehold improvements
Property Plant And Equipment [Line Items]
Sub-total		¥ 80,339			¥ 83,251